Share-Based Compensation - Activity Of Unvested RSUs And The Respective Weighted-Average Fair Value (Details) - RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
RSUs
Outstanding at beginning of period (in shares) | shares	0
Issued (in shares) | shares	404,235
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Outstanding at ending of period (in shares) | shares	404,235
Weighted-Average Grant Date Fair Value
Outstanding at beginning of period, (in usd per share) | $ / shares	$ 0
Issued (in usd per share) | $ / shares	3.41
Vested (in usd per share) | $ / shares	0
Forfeited, (in usd per share) | $ / shares	0
Outstanding at ending of period, (in usd per share) | $ / shares	$ 3.41